DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interim dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Interim dividends	£ 2,900	£ 0	£ 4,100